Document and Entity Information	Jul. 13, 2022
Cover [Abstract]
Entity Registrant Name	SONIM TECHNOLOGIES INC
Amendment Flag	false
Entity Central Index Key	0001178697
Document Type	8-K
Document Period End Date	Jul. 13, 2022
Entity Incorporation State Country Code	DE
Entity File Number	001-38907
Entity Tax Identification Number	94-3336783
Entity Address, Address Line One	6500 River Place Boulevard
Entity Address, Address Line Two	Building 7
Entity Address, Address Line Three	Suite 250
Entity Address, City or Town	Austin
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78730
City Area Code	(650)
Local Phone Number	378-8100
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.001 per share
Trading Symbol	SONM
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false